Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Cebu Air Inc.	780,580	$1,420,912

Banks — 16.2%
Bank of the Philippine Islands	3,460,685	5,853,505
BDO Unibank Inc.	6,824,504	20,386,888
East West Banking Corp.(a)	2,110,100	532,352
Metropolitan Bank & Trust Co.	6,838,334	8,915,471
Security Bank Corp.	889,500	3,588,458

		39,276,674

Chemicals — 0.8%
D&L Industries Inc.	11,743,400	2,026,756

Construction & Engineering — 0.4%
Megawide Construction Corp.(a)	2,889,900	971,357

Diversified Financial Services — 1.9%
Metro Pacific Investments Corp.	55,017,050	4,655,580

Electric Utilities — 2.3%
Manila Electric Co.	869,200	5,456,554

Electronic Equipment, Instruments & Components — 0.2%
Integrated Micro-Electronics Inc.	2,847,000	440,370

Food & Staples Retailing — 0.5%
Cosco Capital Inc.	9,482,000	1,270,736

Food Products — 4.1%
Universal Robina Corp.	3,344,208	9,878,296

Hotels, Restaurants & Leisure — 4.0%
Altus San Nicolas Corp.(a)	137,095	14,013
Bloomberry Resorts Corp.	15,216,265	3,335,810
Jollibee Foods Corp.	1,676,461	6,334,360

		9,684,183

Independent Power and Renewable Electricity Producers — 2.6%
Aboitiz Power Corp.	5,755,935	3,902,233
First Gen Corp.	5,121,037	2,519,451

		6,421,684

Industrial Conglomerates — 26.4%
Aboitiz Equity Ventures Inc.	7,522,147	7,246,071
Alliance Global Group Inc.	15,613,839	3,398,388
Ayala Corp.	953,358	15,121,648
GT Capital Holdings Inc.	371,516	6,539,822
JG Summit Holdings Inc.	9,667,402	14,629,995
SM Investments Corp.	821,781	17,142,337

		64,078,261

Oil, Gas & Consumable Fuels — 1.5%
Petron Corp.	10,450,200	933,660

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pilipinas Shell Petroleum Corp.	1,191,100	$775,862
Semirara Mining & Power Corp.	4,446,600	1,907,623

		3,617,145

Real Estate Management & Development — 25.9%
Ayala Land Inc.	25,644,450	22,962,166
DoubleDragon Properties Corp.(a)	2,645,090	1,020,245
Filinvest Land Inc.	42,413,590	1,285,387
Megaworld Corp.	44,095,960	3,844,241
Robinsons Land Corp.	8,109,106	4,181,021
SM Prime Holdings Inc.	35,325,735	27,112,145
Vista Land & Lifescapes Inc.	15,451,100	2,310,900

		62,716,105

Specialty Retail — 0.9%
Wilcon Depot Inc.	5,889,300	2,144,092

Transportation Infrastructure — 4.1%
International Container Terminal Services Inc.	3,825,593	9,305,191
MacroAsia Corp.	1,762,020	624,154

		9,929,345

Water Utilities — 0.8%
Manila Water Co. Inc.	5,121,829	1,884,841

Wireless Telecommunication Services — 4.9%
Globe Telecom Inc.	128,905	4,921,297
PLDT Inc.	330,389	6,989,436

		11,910,733

Total Common Stocks — 98.1% (Cost: $268,094,791)		237,783,624

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(b)(c)	391,000	391,000

Total Short-Term Investments — 0.1% (Cost: $391,000)		391,000

Total Investments in Securities — 98.2% (Cost: $268,485,791)		238,174,624

Other Assets, Less Liabilities — 1.8%		4,290,474

Net Assets — 100.0%		$242,465,098

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	135,000	256,000	391,000	$391,000	$515	$—	$—

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Philippines ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	87	12/20/19	$4,515	$(35,911)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$237,769,611	$14,013	$—	$237,783,624
Money Market Funds	391,000	—	—	391,000

	$238,160,611	$14,013	$—	$238,174,624

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,911)	$—	$—	$(35,911)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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